Borrowings (Tables)	12 Months Ended
May 31, 2014
Description of Long-Term Debt

A description of long-term debt follows:

May 31,	2014	2013
(In thousands)
Unsecured 6.25% senior notes due December 15, 2013	$—	$200,000
Unsecured 6.70% senior notes due November 1, 2015(1)	150,000	150,000
Unsecured 6.50% senior notes due February 14, 2018(2)	248,627	248,259
Unsecured 6.125% senior note due October 15, 2019(3)	458,163	459,457
Unsecured $205,000 face value at maturity 2.25% senior convertible notes due December 15, 2020	185,474	—
Unsecured 3.45% senior notes due November 15, 2022	300,000	300,000
Revolving credit agreement for $600,000 with a syndicate of banks, through June 29, 2017 (4)	2,090	7,701
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2017	7,273	8,280

	1,351,627	1,373,697
Less: current portion	5,662	4,521

Total Long-Term Debt, Less Current Maturities	$1,345,965	$1,369,176

(1)	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
(2)	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $1.4 million and $1.7 million at May 31, 2014 and 2013, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
(3)

Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million at May 31, 2014 and 2013. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $8.3 million and $9.7 million at May 31, 2014 and 2013, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.

(4)	Interest was tied to AUD LIBOR at May 31, 2014, and averaged 3.96% for AUD denominated debt. Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt.